Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,412,500
Previously Paid Amount	0
Total Fee Amount	3,785.67
Total Offset Amount	0
Net Fee	3,785.67
Narrative - Max Aggregate Offering Price	$ 27,412,500
Final Prospectus	true